Segment reporting - Summary of Disaggregation of Revenue Based on Products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	$ 1,096	$ 858
Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	673	506
Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	423	352
Online casino
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	859	669
Online casino | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	436	318
Online casino | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	423	351
Sports betting
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	222	170
Sports betting | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	222	170
Sports betting | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	0	0
Brand licensing
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	12	12
Brand licensing | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	12	12
Brand licensing | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	0	0
Other
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	3	7
Other | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	3	6
Other | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	$ 0	$ 1